Digital Assets (Details) - Schedule of digital asset activity - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Digital Asset Activity Abstract
Opening Balance	$ 218	$ 105	$ 5,202	$ 24	$ 24	$ 25
Revenue from mining	809	2,993	4,077	9,244
Payment of mining equipment under lease to buy arrangement		(72)		(1,091)
Mining pool operating fees	(8)	(31)	(41)	(96)	129	4
Impairment of digital assets	(71)	(325)	(2,494)	(325)	(704)
Management fees				(322)
Owners’ distributions				(1,521)
Proceeds from sale of digital assets	(1,068)	(339)	(8,023)	(3,670)	(3,670)	(555)
Transaction fees	(20)		(132)		(26)
Realized gain on sale of digital assets	227	3	1,498	91	106	44
Ending Balance	$ 87	$ 2,334	$ 87	$ 2,334	$ 5,202	$ 24